Taxes (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Taxes (Details) [Line Items]
Statutory income tax rate	15.00%
Preferential tax rates	15.00%
Percentage of preferential tax rate	15.00%
Percentage of reduced EIT rate	15.00%
Accrued withholding tax	$ 70,016		$ 994,941
Unrecognized earnings of foreign subsidiaries	23,459,996	23,731,272
Unrecognized tax benefits	2,442,085	3,095,554	1,333,608
Deferred tax assets relating to tax losses carry forward	1,924,305	2,497,005	1,750,616
Unrecognized tax benefits with deferred tax	$ 21,256	446,490	208,109
Hong Kong [Member]
Taxes (Details) [Line Items]
Statutory income tax rate	16.50%
Net operating loss carry forwards	$ 919,278
Singapore [Member]
Taxes (Details) [Line Items]
Statutory income tax rate	17.00%
Net operating loss carry forwards	$ 1,339,665
Mainland China [Member]
Taxes (Details) [Line Items]
Preferential tax rates	25.00%
Reduced EIT rate	15.00%
Mainland China [Member]
Taxes (Details) [Line Items]
Net operating loss carry forwards	$ 1,950,947
Australia [Member]
Taxes (Details) [Line Items]
Net operating loss carry forwards	262,813
Japan [Member]
Taxes (Details) [Line Items]
Net operating loss carry forwards	$ 270,086
Net operating loss carry forwards, expiration	10 years
Philippines [Member]
Taxes (Details) [Line Items]
Net operating loss carry forwards	$ 41,493
Net operating loss carry forwards, expiration	5 years
Maximum [Member]
Taxes (Details) [Line Items]
Income tax penalty and interest	$ 313,305	36,363	53,826
Minimum [Member]
Taxes (Details) [Line Items]
Income tax penalty and interest	$ 0	$ 0	$ 0